Submission	Sep. 15, 2026
Submission [Line Items]
Central Index Key	0001655891
Registrant Name	TORM plc
Registration File Number	333-283943
Form Type	F-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES